Retirement Plans (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Retirement Plans [Abstract]
Number of treasury stock shares held	80,584	83,125
Treasury stock held value	$ 2.3	$ 2.2